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                             [LOGO] EXCELSIOR FUNDS



                                  Money Market
                                   Portfolios


                               SEMI-ANNUAL REPORT

                               September 30, 2001

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
STATEMENTS OF ASSETS AND LIABILITIES......................................    1
STATEMENTS OF OPERATIONS..................................................    2
STATEMENTS OF CHANGES IN NET ASSETS.......................................    3
FINANCIAL HIGHLIGHTS--SELECTED PER SHARE DATA AND RATIOS..................    4
PORTFOLIOS OF INVESTMENTS
 Money Fund...............................................................    6
 Government Money Fund....................................................    7
 Treasury Money Fund......................................................    8
 Tax-Exempt Money Fund....................................................    9
 New York Tax-Exempt Money Fund...........................................   13
NOTES TO FINANCIAL STATEMENTS.............................................   16

For shareholder account information, current price and yield quotations, or to make an initial purchase or obtain a prospectus, call the appropriate telephone number listed below:

 . Initial Purchase and Prospectus Information and Shareholder Services 1-800-
  446-1012 (From overseas, call 617-483-7297)
 . Current Price and Yield Information 1-800-446-1012
 . Internet Address: http://www.excelsiorfunds.com

This report must be preceded or accompanied by a current prospectus.

Prospectuses containing more complete information including charges and expenses regarding Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. may be obtained by contacting the Funds at 1-800-446-1012.

Investors should read the current prospectus carefully prior to investing or sending money.

Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. are distributed by Edgewood Services, Inc.

You may write to Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. at the following address:

    Excelsior Funds
    P.O. Box 8529
    Boston, MA 02266-8529

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, U.S. TRUST COMPANY, THEIR PARENT AND AFFILIATES AND SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

Excelsior Funds
Statements of Assets and Liabilities
September 30, 2001 (Unaudited)

                                                                                            New York
                                              Government      Treasury      Tax-Exempt     Tax-Exempt
                                Money           Money          Money          Money          Money
                                 Fund            Fund           Fund           Fund           Fund
                            --------------  --------------  ------------  --------------  ------------
  ASSETS:
   Investments, at cost--
    see accompanying
    portfolios............  $2,067,997,728  $1,022,316,817  $695,864,700  $2,476,530,178  $639,385,781
                            ==============  ==============  ============  ==============  ============
   Investments, at value
    (Note 1)..............  $2,067,997,728  $1,022,316,817  $695,864,700  $2,476,530,178  $639,385,781
   Cash...................         257,823         322,824       --               21,768       377,107
   Interest receivable....       1,342,193         174,674        48,408      10,675,850     3,546,694
   Receivable for
    investments sold......        --              --             --           13,740,000       --
   Prepaid expenses.......          34,495          60,958         1,533          32,967         1,086
                            --------------  --------------  ------------  --------------  ------------
   Total Assets...........   2,069,632,239   1,022,875,273   695,914,641   2,501,000,763   643,310,668

  LIABILITIES:
   Payable for dividends
    declared..............       4,622,281       2,223,001     1,064,794       3,848,023       852,160
   Payable for investments
    purchased.............        --              --             --           22,668,078       --
   Investment advisory
    fees payable (Note 2).          16,957         188,444       146,750         301,566       131,906
   Administration fees
    payable (Note 2)......         188,596          99,867        60,521         225,146        59,866
   Administrative
    servicing fees payable
    (Note 2)..............         351,662          36,036        16,496         204,514         2,660
   Directors' fees payable
    (Note 2)..............           9,514           5,300           735           6,225         7,108
   Due to custodian bank..        --              --             262,224        --             --
   Accrued expenses and
    other payables........         897,266         203,260        29,119         164,968       304,466
                            --------------  --------------  ------------  --------------  ------------
   Total Liabilities......       6,086,276       2,755,908     1,580,639      27,418,520     1,358,166
                            --------------  --------------  ------------  --------------  ------------
  NET ASSETS:.............  $2,063,545,963  $1,020,119,365  $694,334,002  $2,473,582,243  $641,952,502
                            ==============  ==============  ============  ==============  ============
  NET ASSETS consist of:
   Distributions in excess
    of net investment
    income................  $     (173,921) $      (48,308) $     (6,385) $      (42,376) $    (10,598)
   Accumulated net
    realized gain (loss)
    on investments........         (15,486)        (42,072)       19,675        (131,915)      (15,641)
   Par value (Note 3).....       2,064,182       1,020,572       694,286       2,474,109       642,043
   Paid-in-capital in
    excess of par value...   2,061,671,188   1,019,189,173   693,626,426   2,471,282,425   641,336,698
                            --------------  --------------  ------------  --------------  ------------
  Total Net Assets........  $2,063,545,963  $1,020,119,365  $694,334,002  $2,473,582,243  $641,952,502
                            ==============  ==============  ============  ==============  ============
  Net Assets:
   Shares.................  $1,784,376,924  $1,020,119,365  $694,334,002  $2,473,582,243  $641,952,502
   Institutional Shares...     279,169,039        --             --             --             --

  NET ASSET VALUE PER
   SHARE:
   Shares.................           $1.00           $1.00         $1.00           $1.00         $1.00
                            ==============  ==============  ============  ==============  ============
   Institutional Shares...           $1.00            --            --              --            --
                            ==============  ==============  ============  ==============  ============
  Shares of Common Stock
   Outstanding (Note 3):
   Shares.................   1,784,944,841   1,020,572,605   694,285,537   2,474,108,895   642,042,524
   Institutional Shares...     279,237,434        --             --             --             --

                       See Notes to Financial Statements

Excelsior Funds
Statements of Operations
Six Months Ended September 30, 2001 (Unaudited)

                                                                                 New York
                                         Government    Treasury    Tax-Exempt   Tax-Exempt
                               Money        Money        Money        Money       Money
                               Fund         Fund         Fund         Fund         Fund
                            -----------  -----------  -----------  -----------  ----------
  INVESTMENT INCOME:
   Interest income........  $44,100,411  $24,849,918  $11,127,654  $35,093,541  $9,362,571
                            -----------  -----------  -----------  -----------  ----------
  EXPENSES:
   Investment advisory
    fees (Note 2).........    2,631,077    1,524,846      872,512    3,038,250   1,660,121
   Administration
    servicing fees (Note
    2)....................    2,838,470      166,180       86,231    1,234,722      15,037
   Administration fees
    (Note 2)..............    1,599,701      927,110      442,073    1,847,264     504,678
   Custodian Fees.........      265,081      159,525       74,754      301,919      85,582
   Shareholder servicing
    agent fees............      106,104       25,448       18,891       63,093      12,454
   Legal and audit fees...       77,510       52,850       27,200      118,086      27,644
   Directors' fees and
    expenses (Note 2).....       39,001       14,988        8,462       61,441      13,255
   Registration and filing
    fees..................       33,105       27,936       20,729       70,424       9,334
   Shareholder reports....       14,350        8,764        4,730       24,688       4,584
   Miscellaneous expenes..      142,702       61,128       19,497      125,696      18,278
                            -----------  -----------  -----------  -----------  ----------
   Total Expenses.........    7,747,101    2,968,775    1,575,079    6,885,583   2,350,967
   Fees waived and
    reimbursed by
    investment adviser and
    administrators (Note
    2)....................   (3,097,651)    (269,370)    (157,017)  (1,529,433)   (690,433)
                            -----------  -----------  -----------  -----------  ----------
   Net Expenses...........    4,649,450    2,699,405    1,418,062    5,356,150   1,660,534
                            -----------  -----------  -----------  -----------  ----------
  NET INVESTMENT INCOME...   39,450,961   22,150,513    9,709,592   29,737,391   7,702,037
                            -----------  -----------  -----------  -----------  ----------
  REALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 1):
   Net realized gain
    (loss) on security
    transactions..........        1,108       35,518       (1,230)     (23,550)     (3,532)
                            -----------  -----------  -----------  -----------  ----------
  Net increase in net
   assets resulting from
   operations.............  $39,452,069  $22,186,031  $ 9,708,362  $29,713,841  $7,698,505
                            ===========  ===========  ===========  ===========  ==========

                       See Notes to Financial Statements

Excelsior Funds
Statements of Changes in Net Assets

                                                                                            New York
                                              Government      Treasury      Tax-Exempt     Tax-Exempt
                                Money           Money          Money          Money          Money
                                 Fund            Fund           Fund           Fund           Fund
                            --------------  --------------  ------------  --------------  ------------
  Six Months Ended
   September 30, 2001
   (Unaudited)
  Net investment income...  $   39,450,961  $   22,150,513  $  9,709,592  $   29,737,391  $  7,702,037
  Net realized gain (loss)
   on investments.........           1,108          35,518        (1,230)        (23,550)       (3,532)
                            --------------  --------------  ------------  --------------  ------------
  Net increase in net
   assets resulting from
   operations.............      39,452,069      22,186,031     9,708,362      29,713,841     7,698,505
  Distributions to
   shareholders:
   From net investment
    income
   Shares.................     (37,476,135)    (22,198,481)   (9,719,486)    (29,781,753)   (7,712,635)
   Institutional Shares...      (2,151,201)       --             --             --             --
                            --------------  --------------  ------------  --------------  ------------
    Total distributions...     (39,627,336)    (22,198,481)   (9,719,486)    (29,781,753)   (7,712,635)
                            --------------  --------------  ------------  --------------  ------------
  Increase (decrease) in
   net assets from fund
   share transactions
   (Note 3):
   Shares.................    (106,558,134)   (452,427,981)   78,419,324    (143,678,981)  (40,478,359)
   Institutional Shares...      (3,421,591)       --             --             --             --
                            --------------  --------------  ------------  --------------  ------------
    Total from fund share
     transactions.........    (109,979,725)   (452,427,981)   78,419,324    (143,678,981)  (40,478,359)
                            --------------  --------------  ------------  --------------  ------------
  Net increase (decrease)
   in net assets..........    (110,154,992)   (452,440,431)   78,408,200    (143,746,893)  (40,492,489)
  NET ASSETS:
   Beginning of period....   2,173,700,955   1,472,559,796   615,925,802   2,617,329,136   682,444,991
                            --------------  --------------  ------------  --------------  ------------
   End of period (1)......  $2,063,545,963  $1,020,119,365  $694,334,002  $2,473,582,243  $641,952,502
                            ==============  ==============  ============  ==============  ============
   (1) Including
     distributions in
     excess of net
     investment income....  $     (173,921) $      (48,308) $     (6,385) $      (42,376) $    (10,598)
                            ==============  ==============  ============  ==============  ============
  Year Ended March 31,
   2001
  Net investment income...  $  109,946,278  $   63,000,557  $ 27,617,753  $   79,371,396  $ 18,089,913
  Net realized gain (loss)
   on investments.........           2,730           2,903        45,244         (15,612)        5,783
                            --------------  --------------  ------------  --------------  ------------
  Net increase in net
   assets resulting from
   operations.............     109,949,008      63,003,460    27,662,997      79,355,784    18,095,696
  Distributions to
   shareholders:
   From net investment
    income
   Shares.................     (91,683,321)    (63,000,822)  (27,640,444)    (79,371,283)  (18,089,913)
   Institutional Shares...     (18,260,865)       --             --             --             --
                            --------------  --------------  ------------  --------------  ------------
    Total distributions...    (109,944,186)    (63,000,822)  (27,640,444)    (79,371,283)  (18,089,913)
                            --------------  --------------  ------------  --------------  ------------
  Increase in net assets
   from fund share
   transactions (Note 3):
   Shares.................     423,856,276     699,866,885    90,509,329     566,236,394   261,046,105
   Institutional Shares...       9,660,199        --             --             --             --
                            --------------  --------------  ------------  --------------  ------------
    Total from fund share
     transactions.........     433,516,475     699,866,885    90,509,329     566,236,394   261,046,105
                            --------------  --------------  ------------  --------------  ------------
  Net increase in net
   assets.................     433,521,297     699,869,523    90,531,882     566,220,895   261,051,888
  NET ASSETS:
   Beginning of year......   1,740,179,658     772,690,273   525,393,920   2,051,108,241   421,393,103
                            --------------  --------------  ------------  --------------  ------------
   End of year (2)........  $2,173,700,955  $1,472,559,796  $615,925,802  $2,617,329,136  $682,444,991
                            ==============  ==============  ============  ==============  ============
 --------
   (2) Including
     undistributed
     (distributions in
     excess of) net
     investment income....  $        2,454  $         (340) $      3,509  $        1,986  $  --
                            ==============  ==============  ============  ==============  ============

 --------
                       See Notes to Financial Statements

Excelsior Funds
Financial Highlights-Selected Per Share Data and Ratios

  For a Fund share outstanding throughout each period.

                           Net Asset                             Total    Dividends     Dividends
                            Value,      Net      Net Realized     From     From Net    in Excess of
                           Beginning Investment  Gain (Loss)   Investment Investment  Net Investment
                           of Period   Income   on Investments Operations   Income        Income
                           --------- ---------- -------------- ---------- ----------  --------------
  MONEY FUND
   Shares -- (5/3/85*)
   Year Ended March 31,
   1997...................   $1.00    $0.04888          --      $0.04888  $(0.04888)          --
   1998...................    1.00     0.05139          --       0.05139   (0.05139)          --
   1999...................    1.00     0.04901          --       0.04901   (0.04901)          --
   2000...................    1.00     0.05005          --       0.05005   (0.05005)          --
   2001...................    1.00     0.05804          --       0.05804   (0.05804)          --
   Six Months Ended
    September 30, 2001
    (Unaudited)...........    1.00     0.01869    $ 0.00001      0.01870   (0.01870)          --
  GOVERNMENT MONEY FUND -- (5/8/85*)
   Year Ended March 31,
   1997...................   $1.00    $0.04862          --      $0.04862  $(0.04862)          --
   1998...................    1.00     0.05082          --       0.05082   (0.05082)          --
   1999...................    1.00     0.04838          --       0.04838   (0.04838)          --
   2000...................    1.00     0.05004          --       0.05004   (0.05004)          --
   2001...................    1.00     0.05752          --       0.05752   (0.05752)          --
   Six Months Ended
    September 30, 2001
    (Unaudited)...........    1.00     0.01797    $ 0.00004      0.01801   (0.01801)          --
  TREASURY MONEY FUND --
    (2/13/91*) Year Ended
   March 31,
   1997...................   $1.00    $0.04676          --      $0.04676  $(0.04676)          --
   1998...................    1.00     0.04853          --       0.04853   (0.04853)          --
   1999...................    1.00     0.04543    $ 0.00002      0.04545   (0.04545)          --
   2000...................    1.00     0.04560          --       0.04560   (0.04560)          --
   2001...................    1.00     0.05339          --       0.05339   (0.05339)          --
   Six Months Ended
    September 30, 2001
    (Unaudited)...........    1.00     0.01679      0.00001      0.01680   (0.01680)          --
  TAX-EXEMPT MONEY FUND --
    (5/24/85*) Year Ended March 31,
   1997...................   $1.00    $0.03050          --      $0.03050  $(0.03050)          --
   1998...................    1.00     0.03216          --       0.03216   (0.03216)          --
   1999...................    1.00     0.02911          --       0.02911   (0.02910)    $(0.00001)
   2000...................    1.00     0.02946    $(0.00001)     0.02945   (0.02945)          --
   2001...................    1.00     0.03580          --       0.03580   (0.03580)          --
   Six Months Ended
    September 30, 2001
    (Unaudited)...........    1.00     0.01227      0.00002      0.01229   (0.01229)          --
  NEW YORK TAX-EXEMPT MONEY FUND -- (8/3/98*)
   Period Ended March 31,
    1999..................   $1.00    $0.01711          --      $0.01711  $(0.01711)          --
   Year Ended March 31,
   2000...................    1.00     0.02809          --       0.02809   (0.02809)          --
   2001...................    1.00     0.03431          --       0.03431   (0.03431)          --
   Six Months Ended
    September 30,
    2001 (Unaudited)......    1.00     0.01168    $ 0.00002      0.01170   (0.01170)          --

 * Commencement of Operations
(1) Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrators.
(2) Not Annualized
(3) Annualized
                       See Notes to Financial Statements

                                                  Ratio of     Ratio of     Ratio of
                                         Net        Net          Gross        Net
                  Net Asset            Assets,   Operating     Operating   Investment
                   Value,                End      Expenses     Expenses      Income      Fee
       Total       End of   Total     of Period  to Average   to Average   to Average  Waivers
   Distributions   Period   Return     (000's)   Net Assets  Net Assets(1) Net Assets  (Note 2)
   -------------  --------- ------    ---------- ----------  ------------- ----------  --------
    $(0.04888)      $1.00   5.00%     $  498,066   0.47%         0.53%       4.89%     $0.00052
     (0.05139)       1.00   5.26%        658,872   0.48%         0.52%       5.14%      0.00046
     (0.04901)       1.00   5.01%        973,668   0.48%         0.52%       4.85%      0.00049
     (0.05005)       1.00   5.08%      1,467,183   0.47%         0.58%       5.05%      0.00104
     (0.05804)       1.00   5.96%      1,891,042   0.47%         0.71%       5.84%      0.00238
     (0.01870)       1.00   1.88%(2)   1,784,377   0.47%(3)      0.77%(3)    3.73%(3)   0.00151
    $(0.04862)      $1.00   4.97%     $  533,834   0.47%         0.51%       4.86%     $0.00241
     (0.05082)       1.00   5.20%        600,117   0.47%         0.50%       5.09%      0.00030
     (0.04838)       1.00   4.95%        641,831   0.47%         0.50%       4.85%      0.00029
     (0.05004)       1.00   5.08%        772,690   0.47%         0.50%       5.01%      0.00035
     (0.05752)       1.00   5.91%      1,427,560   0.46%         0.48%       5.76%      0.00029
     (0.01801)       1.00   1.81%(2)   1,020,119   0.44%(3)      0.49%(3)    3.63%(3)   0.00026
    $(0.04676)      $1.00   4.78%     $  349,087   0.52%         0.54%       4.68%     $0.00026
     (0.04853)       1.00   4.96%        469,640   0.52%         0.54%       4.86%      0.00021
     (0.04545)       1.00   4.64%        499,217   0.52%         0.55%       4.55%      0.00029
     (0.04560)       1.00   4.62%        525,394   0.51%         0.53%       4.58%      0.00021
     (0.05339)       1.00   5.47%        615,926   0.50%         0.55%       5.35%      0.00046
     (0.01680)       1.00   1.69%(2)     694,334   0.49%(3)      0.54%(3)    3.35%(3)   0.00023
    $(0.03050)      $1.00   3.09%     $1,069,686   0.47%         0.52%       3.05%     $0.00053
     (0.03216)       1.00   3.26%      1,396,531   0.47%         0.53%       3.21%      0.00053
     (0.02911)       1.00   2.95%      1,503,069   0.46%         0.52%       2.91%      0.00059
     (0.02945)       1.00   2.96%      2,051,108   0.46%         0.52%       2.97%      0.00066
     (0.03580)       1.00   3.64%      2,617,329   0.45%         0.53%       3.59%      0.00075
     (0.01229)       1.00   1.23%(2)   2,473,582   0.44%(3)      0.57%(3)    2.45%(3)   0.00062
    $(0.01711)      $1.00   1.72%(2)  $  305,719   0.47%(3)      0.79%(3)    2.24%(3)  $ 0.0219
     (0.02809)       1.00   2.82%        421,393   0.54%         0.71%       2.84%      0.00174
     (0.03431)       1.00   3.49%        682,445   0.51%         0.72%       3.43%      0.00214
     (0.01170)       1.00   1.18%(2)     641,953   0.50%(3)      0.71%(3)    2.33%(3)   0.00108

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2001 (Unaudited)
Money Fund




  Principal                                              Discount     Value
    Amount                                                 Rate      (Note 1)
  ---------                                              -------- --------------
 COMMERCIAL PAPER -- 64.75%
 $ 50,000,000 Campbell Soup, 10/09/01.................     3.75%  $   49,958,333
   40,000,000 Campbell Soup, 10/11/01.................     3.74       39,958,444
   90,000,000 CIT Group Inc., 10/23/01................     3.38       89,814,100
  100,000,000 Dupont, 10/09/01........................     2.70       99,933,333
   45,000,000 Ford Motor Credit Corp., 05/20/02.......     3.67#      44,994,289
   50,000,000 Ford Motor Credit Corp., 08/01/02.......     3.88#      50,012,667
  100,000,000 Gannett Co. Inc., 10/10/01..............     3.50       99,912,500
  100,000,000 GE Capital, 10/01/01....................     3.80      100,000,000
   90,000,000 General Motors Acceptance Corp. 12/12/01
               .......................................     3.05       89,451,000
   90,000,000 Goldman Sachs Group, Inc., 10/18/01.....     3.41       89,855,075
   50,000,000 Harris Trust, 12/18/01..................     3.73       50,000,000
   75,000,000 Household Finance Corp., 12/07/01.......     3.57#      75,000,000
   47,328,000 International Business Machines Credit
               Corp., 10/01/01........................     3.10       47,328,000
   70,000,000 KRW International Finance, 10/01/01.....     3.40       70,000,000
   50,000,000 National Rural Utilities, 10/19/01......     3.40       49,915,000
   90,000,000 New Center Asset Trust, 10/17/01........     2.52       89,899,200
  100,000,000 USA Education, 10/01/01.................     3.45      100,000,000
   50,000,000 Windmill Funding Corp., 10/01/01........     3.45       50,000,000
   50,000,000 Windmill Funding Corp., 10/05/01........     2.50       49,986,111
                                                                  --------------
              TOTAL COMMERCIAL PAPER
               (Cost $1,336,018,052)                               1,336,018,052
                                                                  --------------

  Principal                                             Discount     Value
    Amount                                                Rate      (Note 1)
  ---------                                             -------- --------------
 U.S GOVERNMENT & AGENCY OBLIGATIONS -- 33.83%
 $100,000,000 Federal Home Loan Mortgage Corporation
              03/28/01...............................      3.76% $   98,140,889
  250,000,000  10/01/01..............................      3.15     250,000,000
  350,000,000 Federal National Mortgage Association
              10/09/01...............................      2.65     349,844,446
                                                                 --------------
              TOTAL U.S. GOVERNMENT & AGENCY
              OBLIGATIONS
              (Cost $697,985,335)                                   697,985,335
                                                                 --------------
    Shares
 ------------
 OTHER SHORT-TERM INVESTMENT -- 1.64%
   33,994,341 Dreyfus Government Cash Management Fund
               (Cost $33,994,341)....................                33,994,341
                                                                 --------------
 TOTAL INVESTMENTS
 (Cost $2,067,997,728*)...............................   100.22% $2,067,997,728
 OTHER ASSETS & LIABILITIES, (NET)....................    (0.22)    (4,451,765)
                                                         ------  --------------
 NET ASSETS...........................................   100.00% $2,063,545,963
                                                         ======  ==============

--------
*Aggregate cost for Federal tax and book purposes.
# Variable or floating rate securities--rate disclosed is as of September 30, 2001.

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2001 (Unaudited)
Government Money Fund




  Principal                                              Discount    Value
    Amount                                                 Rate     (Note 1)
  ---------                                              -------- ------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 97.84%
              Federal Farm Credit Bank
 $ 50,000,000   10/01/01...............................    1.50%  $ 50,000,000
              Federal Farm Credit Bank Discount Notes:
   50,000,000   10/02/01...............................    1.50     49,997,916
   17,000,000   11/02/01...............................    2.55     16,961,467
   50,000,000   10/01/01...............................    1.50     50,000,000
              Federal Home Loan Bank Discount Notes:
  175,000,000   11/09/01...............................    3.40    174,355,417
  197,481,000   10/01/01...............................    2.75    197,481,000
  100,000,000   11/07/01...............................    3.37     99,650,556
              Federal Home Loan Mortgage Corporation
               Discount Notes:
   75,000,000   12/20/01...............................    2.55     74,575,000
              Federal National Mortgage Association
  135,000,000   10/02/01...............................    2.45    134,992,501
              Student Loan Marketing Association
               Discount Notes:
  150,000,000   03/21/02...............................    2.86#   150,000,000
                                                                  ------------
              TOTAL U.S. GOVERNMENT & AGENCY
              OBLIGATIONS (Cost $998,013,857)                      998,013,857
                                                                  ------------

                                                                    Value
   Shares                                                          (Note 1)
   ------                                                       --------------
 OTHER SHORT-TERM INVESTMENT -- 2.38%
 24,302,960 Dreyfus Treasury Prime Cash Management
            Fund (Cost $24,302,960)...................          $   24,302,960
                                                                --------------
 TOTAL INVESTMENTS
   (Cost $1,022,316,817*)                               100.22% $1,022,316,817
 OTHER ASSETS & LIABILITIES (NET)......................  (0.22)     (2,197,452)
                                                        ------  --------------
 NET ASSETS............................................ 100.00% $1,020,119,365
                                                        ======  ==============

--------
* Aggregate cost for Federal tax and book purposes.
# Variable or floating rate securities-rate disclosed is as of September 30, 2001.

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2001 (Unaudited)
Treasury Money Fund




  Principal                                               Discount    Value
    Amount                                                  Rate     (Note 1)
  ---------                                               -------- ------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 97.79%
              Federal Farm Credit Bank
 $120,000,000 10/01/01.................................     1.50%  $120,000,000
   10,000,000 12/17/01.................................     2.60      9,944,389
              U.S. Treasury Bills
  200,000,000 10/04/01.................................     3.44    199,942,834
  200,000,000 11/08/01.................................     3.45    199,278,000
  150,000,000 10/18/01.................................     2.48    149,824,333
                                                                   ------------
              TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
               (Cost $678,989,556)                                  678,989,556
                                                                   ------------

                                                                      Value
   Shares                                                            (Note 1)
   ------                                                          ------------
 OTHER SHORT-TERM INVESTMENT -- 2.43%
 16,875,144 Dreyfus Treasury Prime Cash Management Fund
            (Cost $16,875,144)...........................          $ 16,875,144
                                                                   ------------
  TOTAL INVESTMENTS
    (Cost $695,864,700*)                                   100.22% $695,864,700
  OTHER ASSETS & LIABILITIES (NET)........................  (0.22)   (1,530,698)
                                                           ------  ------------
  NET ASSETS.............................................. 100.00% $694,334,002
                                                           ======  ============

--------
*  Aggregate cost for Federal tax and book purposes.

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2001 (Unaudited)
Tax-Exempt Money Fund




  Principal                                                            Value
   Amount                                                            (Note 1)
  ---------                                                         -----------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- 85.57%
 $13,800,000 Ann Arundell County, Maryland, Commercial Paper,
             2.600%, 12/10/2001...................................  $13,800,000
   7,500,000 Ann Arundell County, Maryland, Commercial Paper,
             2.600%, 12/10/2001...................................    7,500,000
   6,795,000 Atlanta, Georgia, Water & Waste Authority, Revenue
             Bonds, Series 329, (FGIC), 2.360%, 11/01/2038+.......    6,795,000
   8,977,000 Austin, Texas, Commercial Paper,
             2.050%, 11/05/2001...................................    8,977,000
  12,000,000 Burke County, Georgia, Commercial Paper, 2.600%,
             10/09/2001...........................................   12,000,000
  10,000,000 Burke County, Georgia, Commercial Paper, 2.350%,
             02/07/2002...........................................   10,000,000
   4,800,000 Carbon County, Wyoming, Pollution Control, Amoco
             Project, Revenue Bonds, 3.075%, 11/01/2014+..........    4,800,000
   9,400,000 Chicago, Illinois, Board of Education, General
             Obligation Bonds, Ser D, (FSA), 2.250%, 03/01/2032+..    9,400,000
   6,500,000 Chicago, Illinois, Park District, Tax Anticipation
             Notes, Series A,
             3.300%, 05/01/2002...................................    6,523,675
   9,000,000 City of Indianapolis, Indiana, Gas Utility System,
             Commercial Paper,
             2.550%, 01/16/2002...................................    9,000,000
  11,100,000 City of Jacksonville, Florida, Commercial Paper,
             2.000%, 12/06/2001...................................   11,100,000
  28,257,500 Clark County, Nevada, General Obligation Bonds,
             Series 351, (MBIA),
             2.360%, 07/01/2030+..................................   28,257,500
  20,300,000 Cleveland, Ohio, Airport System, Revenue Bonds,
             Series C, (FSA),
             2.200%, 01/01/2031+..................................   20,300,000
  20,000,000 Commonwealth of Massachusetts, Commercial Paper,
             2.200%, 11/05/2001...................................   20,000,000
   7,500,000 Custer County, Idaho, Pollution Control Refunding
             Revenue Bonds, Amoco Oil Co. Project, 3.100%,
             10/01/2009+..........................................    7,500,000
  50,190,000 Dade County, Florida, Water & Sewer System, Revenue
             Bonds, (FGIC),
             2.300%, 10/05/2022...................................   50,190,000
  20,000,000 Dallas, Texas, Commercial Paper,
             2.700%, 10/12/2001...................................   20,000,000
  13,900,000 Dallas, Texas, Rapid Transit System, Commercial
             Paper, Series 1,
             2.000%, 10/12/2001...................................   13,900,000
  32,240,000 Detroit, Michigan, Sewerage Disposal Revenue Bonds,
             Ser A, (MBIA),
             2.250%, 07/01/2023...................................   32,240,000
  19,400,000 District of Columbia, American National Red Cross,
             Commercial Paper,
             2.450%, 11/06/2001...................................   19,400,000
  22,400,000 District of Columbia, American National Red Cross,
             Commercial Paper,
             2.350%, 12/06/2001...................................   22,400,000
  17,100,000 District of Columbia, American National Red Cross,
             Commercial Paper,
             2.350%, 12/14/2001...................................   17,100,000

  Principal                                                             Value
   Amount                                                             (Note 1)
  ---------                                                          -----------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
 $19,700,000 District of Columbia, Multimodal-JFK Center, Revenue
             Bonds,
             2.250%, 10/01/2029...................................   $19,700,000
   9,245,000 District of Columbia, National Geographic Society,
             Revenue Bonds,
             2.250%, 10/01/2014+..................................     9,245,000
   6,100,000 East Baton Rouge, Pollution Control Revenue Bonds,
             Exxon Project,
             2.700%, 03/01/2022...................................     6,100,000
  13,665,000 Florida State, Board of Education, General Obligation
             Bonds, Series 374,
             2.360%, 06/01/2022+..................................    13,665,000
  30,028,000 Gainesville, Florida, Utility Systems, Commercial
             Paper, 2.550%, 11/07/2001............................    30,028,000
   8,000,000 Georgia State, General Obligation Bonds, Series 213,
             2.360%, 03/01/2009+..................................     8,000,000
  20,000,000 Harris County, Texas, Commercial Paper 2.500%,
             10/01/2001...........................................    20,000,000
  10,500,000 Houston, Texas, Commercial Paper, 2.650%, 11/15/2001.    10,500,000
  22,400,000 Houston, Texas, Commercial Paper, 2.650%, 10/11/2001.    22,400,000
  14,500,000 Houston, Texas, Commercial Paper, 2.600%, 11/15/2001.    14,500,000
   4,900,000 Houston, Texas, Commercial Paper, 2.650%, 10/11/2001.     4,900,000
  25,000,000 Houston, Texas, Commercial Paper, Series B, 2.150%,
             12/05/2001...........................................    25,000,000
  16,600,000 Illinois State, Educational Facilities Authority, Art
             Institute of Chicago Project, Revenue Bonds,
             2.250%, 03/01/2027+..................................    16,600,000
  32,000,000 Indiana State, Commercial Paper,
             2.600%, 11/01/2001...................................    32,000,000
  30,000,000 Indiana State, Commercial Paper,
             2.600%, 01/18/2002...................................    30,000,000
  10,000,000 Indiana State, Office Building Community, Revenue
             Bonds,
             2.300%, 07/01/2022+..................................    10,000,000
  28,475,000 Indianapolis, Indiana, Local Public Improvement,
             Revenue Notes, Series A, 3.250%, 01/08/2002..........    28,515,238
   9,000,000 Intermountain Power Agency, Utah, Commercial Paper,
             Series 85,
             2.450%, 10/24/2001...................................     9,000,000
   7,600,000 Intermountain Power Agency, Utah, Revenue Bonds,
             Series F, (AMBAC), 2.050%, 07/01/2015................     7,600,000
  10,000,000 Irving, Texas, Water & Sewer, Commercial Paper,
             Series A, 2.350%, 02/07/2002.........................    10,000,000
  20,000,000 Jacksonville, Florida, Capital Project, Revenue
             Bonds, Series 2, (AMBAC), 2.250%, 10/01/2022+........    20,000,000
   3,600,000 Jacksonville, Florida, Water & Sewer System, Revenue
             Bonds, Series B,
             2.350%, 10/01/2034+..................................     3,600,000

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2001 (Unaudited)
Tax-Exempt Money Fund -- (continued)




  Principal                                                             Value
   Amount                                                             (Note 1)
  ---------                                                          -----------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
 $ 8,505,000 Jacksonville, Florida, Water & Sewer System, Revenue
             Bonds, Series N-8,
             2.500%, 10/01/2023+..................................   $ 8,505,000
  19,000,000 Kentucky, Tax & Revenue Anticipation Notes, Series B,
             1.768%, 06/26/2002...................................    19,000,000
  16,000,000 King County, Water & Sewage, Commercial Paper, Series
             A,
             2.300%, 10/04/2001...................................    16,000,000
  10,000,000 King County, Water & Sewage, Commercial Paper, Series
             A,
             2.500%, 10/25/2001...................................    10,000,000
  10,000,000 King County, Water & Sewage, Commercial Paper, Series
             A,
             2.450%, 11/08/2001...................................    10,000,000
  19,500,000 Larimer County, Colorado, Tax Antication Notes,
             3.250%, 06/28/2002...................................    19,649,370
   8,900,000 Lincoln County, Wyoming, Pollution Control, Revenue
             Bonds,
             3.300%, 10/01/2012+..................................     8,901,599
   9,600,000 Massachusetts State, Revenue Bonds, Series 240,
             2.230%, 08/01/2008+..................................     9,600,000
  23,600,000 Mecklenberg County, North Carolina, General
             Obligation Bonds, Series 1996C, 2.200%, 03/01/2014+..    23,600,000
  17,300,000 Mecklenburg County, North Carolina, General
             Obligation Bonds, Series 1996B, 2.200%, 03/01/2015+..    17,300,000
   5,000,000 Mecklenburg County, North Carolina, General
             Obligation Bonds, Series C, 2.350%, 02/01/2020+......     5,000,000
  40,500,000 Metropolitan Government, Nashville & Davidson County,
             Health & Educational Facilities Board, Series A,
             2.300%, 10/01/2030...................................    40,500,000
  61,500,000 Michigan State, Building Authority, Commercial Paper,
             Series 2000,
             2.100%, 10/10/2001...................................    61,500,000
   1,300,000 Michigan State, Pollution Control, Consumers Power
             Project, Revenue Bonds, 2.700%, 04/15/2018+..........     1,300,000
  10,000,000 Michigan State, Technological University, General
             Obligation Bonds, Series A, (AMBAC) 2.250%,
             10/01/2018+..........................................    10,000,000
  18,500,000 Montgomery, Alabama, Commercial Paper 2.550%,
             01/17/2002...........................................    18,500,000
  20,000,000 Montgomery, Maryland, Commercial Paper 2.300%,
             10/12/2001...........................................    20,000,000
  25,000,000 New Jersey Transit, Commercial Paper, 2.350%,
             01/11/2002...........................................    25,000,000
  25,000,000 New Jersey Transit, Commercial Paper, 2.300%,
             02/08/2002...........................................    25,000,000
  10,500,000 New York City, New York, Commercial Paper, 2.350%,
             10/04/2001...........................................    10,500,000
  24,000,000 New York City, New York, Commercial Paper, 2.850%,
             10/17/2001...........................................    24,000,000
  32,000,000 New York, Triborough Bridge & Tunnel Authority,
             Revenue Bonds Series N-16, 2.700%, 01/01/2003+.......    32,000,000

  Principal                                                             Value
   Amount                                                             (Note 1)
  ---------                                                          -----------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
 $20,000,000 New York, Triborough Bridge & Tunnel Authority,
             Revenue Bonds, Series A-15, 5.000%, 01/17/2002.......   $20,120,723
   8,500,000 North Carolina, Duke University, Commercial Paper,
             2.250%, 11/08/2001...................................     8,500,000
  15,500,000 Ohio State University, Commercial Paper, 2.350%,
             10/09/2001...........................................    15,500,000
   8,485,000 Oklahoma State, Water Resource Board, Revenue Bonds,
             2.450%, 09/01/2032...................................    28,485,000
  10,000,000 Omaha, Nebraska, Commercial Paper, 2.150%,
             10/01/2001...........................................    10,000,000
   8,700,000 Omaha, Nebraska, Public Power District, Revenue
             Bonds, Series 122,
             2.380%, 02/01/2014+..................................     8,700,000
  14,000,000 Orlando, Florida, Commercial Paper, 2.400%,
             10/18/2001...........................................    14,000,000
   9,000,000 Orlando, Florida, Commercial Paper, 2.400%,
             10/25/2001...........................................     9,000,000
  10,000,000 Orlando, Florida, Utility Commission Water & Sewage,
             Revenue Bonds,
             2.450%, 10/25/2001...................................    10,000,000
  15,000,000 Pennsylvania State University, Revenue Bonds, Series
             A, 2.230%, 04/01/2031+...............................    15,000,000
  30,000,000 Phoenix, Arizona, Commercial Paper, 2.650%,
             01/23/2002...........................................    30,000,000
  12,000,000 Phoenix, Arizona, Water Systems, Commercial Paper,
             2.650%, 02/12/2002...................................    12,000,000
  20,000,000 Puerto Rico, Commercial Paper,
             2.550%, 10/31/2001...................................    20,000,000
   3,545,000 Purdue University, Indiana University Revenue Bonds,
             Student Fee, Series E, 2.250%, 07/01/2011+...........     3,545,000
   2,300,000 Purdue University, Indiana University Revenue Bonds,
             Student Fee, Series E, 2.250%, 07/01/2020+...........     2,300,000
   8,110,000 Purdue University, Indiana Universities, Trustees
             Student Fee, Revenue Bonds, Series H, 2.250%,
             07/01/2017+..........................................     8,110,000
  57,375,000 Richmond, Virginia, General Obligation Bonds, 2.300%,
             06/30/2004+..........................................    57,375,000
  21,000,000 Richmond, Virginia, Public Utility, Revenue Bonds,
             Series A,
             2.350%, 06/30/2003+..................................    21,000,000
   1,715,000 Salt Lake City, Utah, Pollution Control, Amoco
             Project, Revenue Bonds,
             3.300%, 10/01/2005...................................     1,717,109
  26,850,000 Salt River, Arizona, Commercial Paper, Series A,
             2.450%, 10/16/2001...................................    26,850,000
  24,000,000 Salt River, Arizona, Commercial Paper, Series A,
             2.500%, 10/10/2001...................................    24,000,000
  13,000,000 Salt River, Arizona, Commercial Paper, Series A,
             2.350%, 02/11/2002...................................    13,000,000
  15,000,000 Salt River, Arizona, Commercial Paper, Series B,
             2.350%, 10/15/2001...................................    15,000,000
  25,000,000 Salt River, Arizona, Commercial Paper, Series B,
             2.500%, 01/15/2002...................................    25,000,000

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2001 (Unaudited)
Tax-Exempt Money Fund -- (continued)




  Principal                                                            Value
   Amount                                                            (Note 1)
  ---------                                                         -----------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
 $ 9,600,000 Salt River, Arizona, Commercial Paper, Series B,
             2.550%, 01/16/2002...................................  $ 9,600,000
  15,000,000 San Antonio, Texas, Commercial Paper 2.350%,
             02/11/2002...........................................   15,000,000
  23,000,000 San Antonio, Texas, Commercial Paper 2.350%,
             10/03/2001...........................................   23,000,000
  27,000,000 San Antonio, Texas, Commercial Paper 2.500%,
             01/14/2002...........................................   27,000,000
  21,200,000 San Antonio, Texas, Commercial Paper 2.400%,
             11/08/2001...........................................   21,200,000
  40,000,000 Shelby, Tennessee, Commercial Paper, 2.250%,
             10/15/2001...........................................   40,000,000
   8,400,000 South Carolina, Commercial Paper,
             2.550%, 10/10/2001...................................    8,400,000
  16,500,000 South Carolina, Commercial Paper,
             2.100%, 10/18/2001...................................   16,500,000
  35,000,000 St. James Parish, Louisiana, Pollution Control,
             Commercial Paper,
             2.950%, 11/09/2001...................................   35,000,000
  20,000,000 Tennessee State, Commercial Paper
             2.600%, 10/09/2001...................................   20,000,000
   3,000,000 Tennessee State, Commercial Paper
             2.050%, 11/13/2001...................................    3,000,000
  16,200,000 Tennessee State, Commercial Paper, 2.350%,
             10/04/2001...........................................   16,200,000
  34,877,000 Tennessee State, Commercial Paper, 2.350%,
             11/13/2001...........................................   34,877,000
   7,000,000 Tennessee State, Commercial Paper, Series A-3,
             2.650%, 10/10/2001...................................    7,000,000
  20,000,000 Tennessee State, General Obligation Bonds, 2.400%,
             10/05/2001...........................................   20,000,000
  15,000,000 Tennessee State, General Obligation Bonds, 2.450%,
             10/10/2001...........................................   15,000,000
  20,000,000 Texas A&M University, Commercial Paper, 2.400%,
             10/11/2001...........................................   20,000,000
   7,000,000 Texas State, Public Finance Authority, Commercial
             Paper, 2.400%, 11/06/2001............................    7,000,000
  27,500,000 Texas State, Transportation Trust Receipts, General
             Obligations Bonds, Series N-14, 2.450%, 08/29/2002...   27,500,000
   6,500,000 Texas State, Veterans Housing Assistance Fund,
             General Obligation Bonds,
             2.300%, 12/01/2016...................................    6,500,000
   5,085,000 Texas State, Water Development Board, Revenue Bonds,
             Series 230,
             2.360%, 07/15/2016+..................................    5,085,000
  10,000,000 Texas Tech University, Commercial Paper, 2.400%,
             11/08/2001+..........................................   10,000,000
  10,000,000 University of Missouri, Systems Facilities, Revenue
             Bonds, Series B,
             2.200%, 11/01/2030+..................................   10,000,000
  10,000,000 University of Missouri, University Facility, Revenue
             Bonds, Series A,
             2.200%, 11/01/2031+..................................   10,000,000
  25,000,000 University of Texas, Commercial Paper, Series 5,
             2.550%, 10/09/2001...................................   25,000,000
   9,000,000 University of Texas, Commercial Paper, Series A,
             2.550%, 10/09/2001...................................    9,000,000

  Principal                                                           Value
   Amount                                                            (Note 1)
  ---------                                                       --------------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
 $15,000,000 University of Texas, Commercial Paper, Series A,
             2.500%, 01/15/2002................................   $   15,000,000
   5,960,000 Valdez, Alaska, Marine Terminal, Exxon Pipeline
             Project, Revenue Bonds, 2.650%, 07/01/2037........        5,960,000
  23,550,000 Valdez, Alaska, Marine Terminal, Exxon Pipeline
             Project, Revenue Bonds, Series A, 2.650%,
             12/01/2033........................................       23,550,000
  22,600,000 Valdez, Alaska, Marine Terminal, Exxon Pipeline
             Project, Revenue Bonds, Series B, 2.650%,
             12/01/2033........................................       22,600,000
  12,155,000 Virginia College, Education Facilities Building
             Authority, Revenue Bonds, 5.000%, 02/01/2002......       12,250,571
  12,200,000 Washington State, General Obligation Bonds,
             2.150%, 06/01/2020+...............................       12,200,000
   4,420,000 Whiting, Indiana, Pollution Control, Amoco
             Project, Revenue Bonds, 2.750%, 08/15/2004+.......        4,412,353
  25,000,000 Wisconsin State, Revenue Notes, 3.750%,
             06/17/2002........................................       25,288,360
  10,000,000 Wisconsin State, Transportation Authority,
             Commercial Paper,
             2.600%, 02/06/2002................................       10,000,000
  15,000,000 Wisconsin State, Transportation Authority, Revenue
             Bonds,
             2.300%, 10/11/2001+...............................       15,000,000
  10,750,000 Wisconsin State, Transportation Revenue Bonds,
             Series 279, 2.360%, 07/01/2009+...................       10,750,000
                                                                  --------------
                                                                   2,116,468,498
                                                                  --------------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED BY LETTERS OF CREDIT -- 14.55%
             BNP PARIBAS
  27,000,000 Baltimore, Maryland, Port Facilities Authority,
             Revenue Bonds,
             2.250%, 10/14/2011+...............................       27,000,000
             BANK ONE LOUISIANA
  16,400,000 Louisiana State, Offshore Terminal Authority,
             Deepwater Port, Reveune Bonds Series 1999,
             2.300%, 10/01/2019+...............................       16,400,000
  17,570,000 Louisiana State, Offshore Terminal Authority,
             Deepwater Port, Revenue Bonds, Series A,
             2.300%, 09/01/2008+...............................       17,570,000
             BANK ONE, N.A.
   6,850,000 Chicago, Illinois, Water Authority, Revenue Bonds,
             2.300%, 11/01/2030+...............................        6,850,000
  22,000,000 Illinois State, Development Financial Authority,
             Museum Contemporary Art Project, 2.250%,
             02/01/2029+.......................................       22,000,000

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2001 (Unaudited)
Tax-Exempt Money Fund -- (continued)




  Principal                                                             Value
   Amount                                                             (Note 1)
  ---------                                                          -----------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES BACKED BY LETTERS OF CREDIT --
  (continued)
             BANK OF AMERICA
 $22,000,000  Des Moines, Iowa, Hospital Facilities Authority,
             Revenue Bonds,
             2.300%, 08/01/2015+..................................   $22,000,000
  19,790,000  Washington State, Public Power, Revenue Bonds, Ser
             A1-2, 2.300%, 07/01/2017+............................    19,790,000
             BANK OF NEW YORK
  15,500,000 Michigan State, New Center Development, Certificates
             of Participation, Series A, 4.000%, 10/01/2001.......    15,500,000
             BAYERISCHE LANDESBANK
  10,000,000  Baltimore, Maryland, Industrial Development
             Authority, Revenue Bonds, 2.250%, 08/01/2016+........    10,000,000
  41,060,000 Georgia, Municipal Electric Authority, Revenue Bonds,
             Sub-Ser D, (MBIA) 2.200%, 01/01/2020.................    41,060,000
  19,200,000 Georgia, Municipal Electric Authority, Revenue Bonds,
             Sub-Ser E, (MBIA) 2.200%, 01/01/2020.................    19,200,000
  24,000,000 Utah, Transit Authority, Revenue Bonds, Ser 2000,
             2.200%, 09/01/2030+..................................    24,000,000
             BAYERISCHE VEREINSBANK
  33,100,000 Clark County, Nevada, Airport Improvement, Revenue
             Bonds Ser A, (MBIA) 2.300%, 07/01/2012...............    33,100,000
             FIRST UNION NATIONAL BANK
  11,000,000  Capital Region Airport Commission, Virginia, Revenue
             Bonds, Series B, 2.300%, 06/01/2029+.................    11,000,000
             LANDESBANK HESSEN
  10,000,000  Northampton County, Pennsylvania, Higher Education
             Authority, Lafayette College Project, Revenue Bonds,
             Series A,
             2.250%, 11/01/2028+..................................    10,000,000
             LASALLE NATIONAL BANK
  11,400,000  Flint, Michigan, Hospital Building Authority, Hurley
             Medical Center Project, Revenue Bonds, Series B,
             2.250%, 07/01/2015+..................................    11,400,000
             MORGAN GUARANTY TRUST
   6,900,000  Kenton County, Kentucky, Industrial Building
             Authority, Redken Labs Incorporated Project, Revenue
             Bonds, 2.400%, 12/01/2014+...........................     6,900,000
             NORTHERN TRUST COMPANY
  14,800,000  Illinois State, Health Facilities Authority, Ingalls
             Memorial Hospital Project, Revenue Bonds, Series 85-
             B,
             2.250%, 01/01/2016+..................................    14,800,000
  14,500,000  Illinois State, Health Facilities Authority, Revenue
             Bonds, Series A,
             2.250%, 10/01/2010+..................................    14,500,000

  Principal                                                           Value
   Amount                                                            (Note 1)
  ---------                                                        ------------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES BACKED BY LETTERS OF CREDIT --
  (continued)
             PNC BANK N.A.
 $10,000,000  Pennsylvania State, Higher Education Facilities
             Authority, Association of Independent Colleges
             Project, Revenue Bonds, Series-E3,
             2.250%, 11/01/2014+.................................  $ 10,000,000
             WELLS FARGO BANK
   6,900,000  Garden City, Kansas, Industrial Development
             Authority, Inland Container Project, Revenue Bonds,
             2.550%, 01/01/2008+.................................     6,900,000
                                                                   ------------
                                                                    359,970,000
                                                                   ------------

              Shares
 ---------------------------------
 OTHER SHORT-TERM INVESTMENT -- 0.00%
                            91,680 Dreyfus Tax Exempt Fund
                                    (Cost $91,680) ..........            91,680
                                                                 --------------
 TOTAL INVESTMENTS
  (Cost $2,476,530,178*)..........                     100.12%   $2,476,530,178
 OTHER ASSETS & LIABILITIES (NET).                      (0.12)      (2,947,935)
                                                                 --------------
 NET ASSETS.......................                     100.00%   $2,473,582,243
                                                                 ==============

--------
* Aggregate cost for Federal tax and book purposes.
+ Variable rate demand bonds and notes are payable upon not more than seven business days notice.
AMBAC --American Municipal Bond Assurance Corp.
FGIC --Financial Guaranty Insurance Corp.
FSA --Financial Security Assurance.
MBIA --Municipal Bond Insurance Assoc.

Note:
These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At September 30, 2001, approximately, 15% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, which the Fund relies on. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

At September 30, 2001, approximately, 15% of the net assets are invested in Texas municipal securities. Economic changes affecting the state and certain of it public bodies and municipalities may affect the ability of the issuers to pay the required principal and interest payments of the municipal securities.
                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2001 (Unaudited)
New York Tax-Exempt Money Fund




  Principal                                                            Value
   Amount                                                             (Note 1)
  ---------                                                          ----------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- 85.13%
 $ 2,500,000 Babylon, New York, General Obligation Bonds, (AMBAC),
             2.350%, 09/01/2017...................................   $2,500,000
   7,000,000 Bedford, New York, Central School District, Tax
             Anticipation Notes,
             2.650%, 10/31/2001...................................    7,000,747
   2,200,000 Chappaqua, New York, Central School District, Bond
             Anticipation Notes,
             3.000%, 12/21/2001...................................    2,201,842
   3,350,000 Dobbs Ferry, New York, Bond Anticipation Notes,
             2.750%, 10/18/2001...................................    3,350,208
  10,500,000 Greece, New York, Central School District, Bond
             Anticipation Notes,
             2.750%, 12/19/2001...................................   10,502,933
   6,000,000 Guam, Power Authority, Commercial Paper, 2.300%,
             02/08/2002...........................................    6,000,000
   4,400,000 Mamaroneck, New York, Tax Anticipation Notes, 2.750%,
             02/08/2002...........................................    4,404,518
   7,000,000 Mass Transit Authority, New York, Special Obligation
             Anticipation Notes, Series B, 2.050%, 10/18/2001.....    7,000,000
  10,500,000 Metropolitan Transportation Authority of New York,
             Commercial Paper,
             2.100%, 12/06/2001...................................   10,500,000
  15,000,000 Nassau County, New York, Financial Authority, Bond
             Anticipation Notes, Series A-1, 3.750%, 03/14/2002...   15,082,470
   4,300,000 New York City, New York Municipal, Water Financing
             Authority, Commercial Paper, 2.600%, 10/04/2001......    4,300,000
  15,000,000 New York City, New York, Municipal Water Financial
             Authority, Commercial Paper, 2.300%, 02/11/2002......   15,000,000
  10,000,000 New York City, New York, Commercial Paper, 2.850%,
             10/17/2001...........................................   10,000,000
   6,700,000 New York City, New York, General Obligation Bonds,
             Sub-Series A-4,
             2.600%, 08/01/2022...................................    6,700,000
   9,300,000 New York City, New York, Housing Development Corp.,
             Multifamily Rent Housing Revenue Bonds, Parkgate
             Development, Series A, (FNMA),
             2.000%, 10/15/2028+..................................    9,300,000
   9,500,000 New York City, New York, Mass Transit Authority,
             Commercial Paper, Series 1998A, 2.200%, 12/12/2001...    9,500,000
  10,000,000 New York City, New York, Municipal Water Financing
             Authority, Commercial Paper, 2.350%, 10/04/2001......   10,000,000
   2,000,000 New York City, New York, Municipal Water Financing
             Authority, Commercial Paper, 2.700%, 10/04/2001......    2,000,000
  10,000,000 New York City, New York, Municipal Water Financing
             Authority, Commercial Paper, Series 3, 2.100%,
             12/05/2001...........................................   10,000,000
   5,000,000 New York City, New York, Municipal Water Financing
             Authority, Commercial Paper, Series 3, 2.700%,
             10/04/2001...........................................    5,000,000

  Principal                                                            Value
   Amount                                                             (Note 1)
  ---------                                                          ----------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
 $ 2,000,000 New York City, New York, Transitional Finance
             Authority, Revenue Bonds, Series A-2, 2.050%,
             11/15/2021+..........................................   $2,000,000
   4,850,000 New York City, New York, Transitional Finance
             Authority, Revenue Bonds, Series A-2, 2.050%,
             11/15/2027+..........................................    4,850,000
   3,085,000 New York City, New York, Transitional Finance
             Authority, Revenue Bonds, 2.180%, 11/01/2017+........    3,085,000
  15,000,000 New York City, New York, Transitional Finance
             Authority, Revenue Bonds, Sub-Series B-3, 2.150%,
             11/01/2028...........................................   15,000,000
   7,000,000 New York City, New York, Transitional Finance
             Authority, Revenue Bonds, Series C, 2.650%,
             05/01/2028+..........................................    7,000,000
  17,500,000 New York State Thruway Authority, Commercial Paper,
             2.350%, 01/15/2002...................................   17,500,000
   1,460,000 New York State Thruway Authority, Revenue Bonds,
             Series 368, (FGIC),
             2.130%, 04/01/2016+..................................    1,460,000
  17,000,000 New York State, Commercial Paper,
             2.250%, 11/13/2001...................................   17,000,000
  14,800,000 New York State, Commercial Paper,
             2.450%, 12/06/2001...................................   14,800,000
  16,325,000 New York State, Dormitory Authority, Commercial
             Paper, 2.200%, 10/12/2001............................   16,325,000
   1,090,000 New York State, Dormitory Authority, Cornell
             University Project, Revenue Bonds, Series B, 2.050%,
             07/01/2030+..........................................    1,090,000
   2,000,000 New York State, Dormitory Authority, Cornell
             University, Commercial Paper, 2.550%, 11/08/2001.....    2,000,000
  11,000,000 New York State, Dormitory Authority, Mount Sinai
             Medical Center, Commercial Paper, 2.500%, 10/10/2001.   11,000,000
   9,000,000 New York State, Dormitory Authority, Mount Sinai
             Medical Center, Commercial Paper, 2.450%, 01/16/2002.    9,000,000
  12,130,000 New York State, Dormitory Authority, Public Library
             Project, Revenue Bonds, Series A, (MBIA), 2.050%,
             07/01/2028+..........................................   12,130,000
   6,300,000 New York State, Energy Research & Development
             Authority, Revenue Bonds, Series A, (AMBAC),
             2.250%, 08/01/2015+..................................    6,300,000
   6,200,000 New York State, Energy Research & Development
             Authority, Revenue Bonds, Series A, (MBIA), 2.100%,
             08/01/2032+..........................................    6,200,000
  14,600,000 New York State, General Obligation Environmental
             Quality, Series 97A,
             2.350%, 11/08/2001...................................   14,600,000
   5,000,000 New York State, New York, Power Authority, Commercial
             Paper,
             2.550%, 12/10/2001...................................    5,000,000
   8,500,000 New York State, Township Project, Commercial Paper,
             2.200%, 11/27/2001...................................    8,500,000

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2001 (Unaudited)
New York Tax-Exempt Money Fund -- (continued)




  Principal                                                            Value
   Amount                                                             (Note 1)
  ---------                                                         ------------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
 $30,000,000 New York State, Triborough Bridge & Tunnel
             Authority, Bond Anticipation Note, Ser A-15, 5.000%,
             01/17/2002..........................................   $ 30,179,420
   3,520,000 New York State, Triborough Bridge & Tunnel
             Authority, Revenue Bonds, Series A, (FSA), 2.050%,
             01/01/2031..........................................      3,520,000
  22,000,000 New York State, Triborough Bridge & Tunnel
             Authority, Revenue Bonds, Series D, (FSA), 2.250%,
             01/01/2031+.........................................     22,000,000
   9,500,000 New York State, Triborough Bridge & Tunnel
             Authority, Revenue Bonds, Series N-16, 2.700%,
             01/01/2003+.........................................      9,500,000
   5,000,000 New York, Mass Transit Authority, Commercial Paper,
             2.000%, 12/20/2001..................................      5,000,000
   7,500,000 New York, Mass Transit Authority, Commercial Paper,
             2.150%, 12/07/2001..................................      7,500,000
  10,000,000 New York, Mass Transit Authority, Commercial Paper,
             2.200%, 10/05/2001..................................     10,000,000
   6,800,000 Niagara Falls, New York, Toll Authority, Revenue
             Bonds, (FGIC)
             2.250%, 10/01/2019+.................................      6,800,000
   2,500,000 Pelham, New York, Union Free School District, Tax
             Anticipation Notes, 2.750%, 11/16/2001..............      2,500,724
   5,820,000 Port Authority of New York & New Jersey, Commercial
             Paper, Series B 2.350%, 02/14/2002..................      5,820,000
  20,000,000 Port Authority of New York & New Jersey, Commercial
             Paper, Series B 2.550%, 10/31/2001..................     20,000,000
   5,150,000 Port Authority of New York & New Jersey, Tax Exempt
             Commercial Paper, Ser B 2.250%, 02/07/2002..........      5,150,000
  10,000,000 Rockland County, New York, Anticipation Notes,
             2.700%, 03/14/2002..................................     10,005,870
   4,000,000 Sayville, New York, Union Free School District, Bond
             Anticipation Notes, 3.250%, 10/19/2001..............      4,000,206
   8,300,000 Suffolk County, New York, Water Authority, Bond
             Anticipation Notes, 2.350%, 05/01/2005+.............      8,300,000
  21,500,000 Suffolk County, New York, Water Authority, Bond
             Anticipation Notes, 2.350%, 11/01/2002+.............     21,500,000
  22,500,000 New York State, Triborough Bridge & Tunnel
             Authority, Revenue Bonds, 2.250%, 01/01/2003+.......     22,500,000
  24,000,000 New York State, Triborough Bridge & Tunnel
             Authority, Revenue Bonds, 2.250%, 01/01/2003+.......     24,000,000

 Principal                                                             Value
   Amount                                                            (Note 1)
 ---------                                                          -----------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
 $3,000,000 West Chester, New York, Hendrick Hudson School
            District Project, Tax Anticipation Notes,
            2.750%, 02/19/2002...................................   $ 3,001,639
                                                                    -----------
                                                                    546,460,577
                                                                    -----------
 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED BY LETTERS OF CREDIT --
  14.42%
            BANK OF NOVA SCOTIA
 13,600,000 New York State, Local Government Assistance Corp.,
            Revenue Bonds, Series G, 2.250%, 04/01/2025+.........    13,600,000
            BANKERS TRUST COMPANY
  1,500,000 Dutchess County, New York Industrial Development
            Agency Revenue Bonds, Toys "R" US -- NYTEX Inc.
            Project, 2.575%, 11/01/2019+.........................     1,500,000
            CHASE MANHATTAN BANK
  5,000,000 New York City, New York, Trust for Cultural
            Preservation, Asia Society Project, Revenue Bonds,
            2.050%, 04/01/2030...................................     5,000,000
            DEXIA CREDIT LOCAL DE FRANCE
  4,600,000 Yonkers, New York, Industrial Development Agency,
            Civic Facility Revenue Bonds, Consumers Union
            Facility,
            2.000%, 07/01/2019+..................................     4,600,000
            MANUFACTURERS & TRADERS 0.000
  8,800,000 New York City, Industrial Development Agency, Civic
            Facility Revenue Bonds, Jewish Community Center
            Project, 2.100%, 03/01/2030+.........................     8,800,000
            MORGAN GUARANTY TRUST
  3,840,000 New York City, New York, Health & Hospital Authority,
            Health Systems Project, Revenue Bonds, Series A,
            2.100%, 02/15/2026...................................     3,840,000
 13,205,000 New York State, Dormitory Authority, Revenue Bonds,
            2.100%, 07/01/2026...................................    13,205,000
            STATE STREET BANK & TRUST
  3,000,000 Long Island, New York, Power Authority, Revenue
            Bonds, Series 1B,
            2.550%, 05/01/2033+..................................     3,000,000
            TORONTO DOMINION BANK
 10,550,000 New York City, New York, General Obligation Bonds,
            Series F-2,
            2.000%, 02/15/2012+..................................    10,550,000
            WESTDEUTSCHE LANDESBANK
 14,000,000 New York State, Local Government Assistance
            Authority, Revenue Bonds, Series B, 2.000%,
            04/01/2023+..........................................    14,000,000
 14,500,000 Long Island, New York, Power Authority Revenue Bonds,
            2.600%, 05/01/2033+..................................    14,500,000
                                                                    -----------
                                                                     92,595,000
                                                                    -----------

                       See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2001 (Unaudited)
New York Tax-Exempt Money Fund -- (continued)




                                                                        Value
  Shares                                                               (Note 1)
  ------                                                               --------
 OTHER SHORT-TERM INVESTMENTS--0.05%
      100 Dreyfus New York Tax Exempt Fund..........................   $    100
  330,104 Provident Institutional New York Money Market Fund (Cost
          $330,204).................................................    330,104
                                                                       --------
                                                                        330,204
                                                                       --------

 TOTAL INVESTMENTS (Cost $639,385,781*)...................   99.60% $639,385,781
 OTHER ASSETS & LIABILITIES (NET).........................    0.40     2,566,721
                                                            ------  ------------
 NET ASSETS...............................................  100.00% $641,952,502
                                                            ======  ============

--------
*  Aggregate cost for Federal tax and book purposes.
+ Variable rate demand bonds and notes are payable upon not more than seven business days notice.
AMBAC --American Municipal Bond Assurance Corp.
FGIC --Financial Guaranty Insurance Corp.
FNMA --Federal National Mortgage Association
FSA --Financial Security Assurance
MBIA --Municipal Bond Insurance Assoc.

Note:
These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At September 30, 2001, approximately, 14% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, which the Fund relies on. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

At September 30, 2001, approximately, 93% of the net assets are invested in New York municipal securities. Economic changes affecting the state and certain of it public bodies and municipalities may affect the ability of the issuers to pay the required principal and interest payments of the municipal securities.
                       See Notes to Financial Statements

                                EXCELSIOR FUNDS
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Significant Accounting Policies

  Excelsior Funds, Inc. ("Excelsior Fund") and Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund" and collectively with Excelsior Fund, the "Funds") were incorporated under the laws of the State of Maryland on August 2, 1984 and August 8, 1984, respectively, and are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies.

  Excelsior Fund and Excelsior Tax-Exempt Fund currently offer shares in nineteen and seven managed investment portfolios, respectively, each having its own investment objectives and policies. The following is a summary of significant accounting policies for Money Fund, Government Money Fund, Treasury Money Fund, portfolios of Excelsior Fund, Tax-Exempt Money Fund and New York Tax-Exempt Money Fund, portfolios of Excelsior Tax-Exempt Fund (the "Portfolios"). Such policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Funds in the preparation of the financial statements. Accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. In November 2000, the American Institute of Certified Public Accountants (the "AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Portfolios adopted the provisions of the Guide as required on April 1, 2001. The adoption of the Guide did not have a significant effect on the Portfolios' financial statements.

  With regard to the Money Fund and the Government Money Fund, Excelsior Fund offers two classes of shares: Shares and Institutional Shares. At September 30, 2001, Government Money Fund has not issued Institutional Shares. The Financial Highlights of the Institutional Shares as well as the financial statements for the remaining portfolios of the Funds are presented separately.

  With regard to the Portfolios, it is the Funds' policy, to the extent possible, to maintain a continuous net asset value per share of $1.00. Each of the Portfolios has adopted certain investment portfolio, valuation and dividend distribution policies to enable it to do so. However, there can be no assurance that the net asset value per share of the Portfolios will not vary.

  (a) Portfolio valuation:

    Securities are valued at amortized cost, which has been determined by each Fund's Board of Directors to represent the fair value of the Portfolios' investments. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

  (b) Security transactions and investment income:

    Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis.

  (c) Repurchase agreements:

    Excelsior Fund may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and Excelsior

  Fund's agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with Excelsior Fund's custodian or subcustodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price (including accrued interest).

    If the value of the underlying security falls below the value of the repurchase price, Excelsior Fund will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the applicable Portfolio of Excelsior Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

  (d) Dividends and distributions to shareholders:

    Net investment income dividends are declared daily and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforwards, are distributed to shareholders annually or more frequently to maintain a net asset value of $1.00 per share.

    Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for deferral of losses on wash sales and net capital losses incurred after October 31 and within the taxable year ("Post-October losses").

    In order to avoid a Federal excise tax, each Portfolio is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

  (e) Federal taxes:

    It is the policy of the Funds that each Portfolio continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

    At March 31, 2001, the following Portfolios had approximate capital loss carryforwards for Federal tax purposes available to offset future net capital gains through the indicated expiration dates:

                                         Expiration Date March 31,
                            ----------------------------------------------------
                             2003    2004   2005    2006   2007   2008    2009    Total
                            ------- ------ ------- ------ ------ ------- ------- -------
   Money Fund..............     --  $5,000 $12,000    --     --      --      --  $17,000
   Government Money Fund... $48,000  1,000     --  $6,000 $3,000 $19,000     --   77,000
   Tax-Exempt Money Fund...     --     --    7,000 35,000 27,000     --  $23,000  92,000
   New York Tax-Exempt
    Money Fund.............     --     --      --     --     --    7,000     --    7,000

  (f) Expense Allocation:

    Expenses directly attributable to a Portfolio are charged to that Portfolio and expenses directly attributable to a particular class of shares are charged to such a class. Other expenses are allocated to the respective Portfolios based on average daily net assets.

2. Investment Advisory Fee, Administration Fee and Related Party Transactions

  United States Trust Company of New York ("U.S. Trust NY") and U.S. Trust Company (collectively with U.S. Trust NY, "U.S. Trust") serve as the investment adviser to the Portfolios. For the services provided pursuant to the Investment Advisory Agreements, U.S. Trust is entitled to receive a fee, computed daily and paid monthly, at the annual rates of 0.25% of the average daily net assets of the Money Fund, the Government Money Fund and the Tax-Exempt Money Fund, 0.30% of the average daily net assets of the Treasury Money Fund, and 0.50% of the average daily net assets of the New York Tax-Exempt Money Fund. U.S. Trust NY is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company is a Connecticut state bank and trust company. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Corporation ("Schwab").

  U.S. Trust Company, SEI Investments Mutual Funds Services and Federated Administrative Services ("FAS") (collectively, the "Administrators") provide administrative services to the Funds. For the services provided to the Portfolios, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust (excluding the international equity portfolios of Excelsior Fund and Excelsior Institutional Trust), all of which are affiliated investment companies, as follows: 0.200% of the first $200 million, 0.175% of the next $200 million, and 0.150% over $400 million. Administration fees payable by each Portfolio of the three investment companies are determined in proportion to the relative average daily net assets of the respective Portfolios for the period paid. Prior to June 4, 2001, U.S. Trust Company, J.P. Morgan Investor Services Co. and FAS served as the Funds administrators pursuant to administration agreements substantially similar to those currently in effect for the Funds. Effective June 4, 2001, and until further notice to the Funds, U.S. Trust Company has voluntarily agreed to waive its portion of the administration fee in an amount equal to an annual rate of .04% of the average daily net assets of each Portfolio. For the six months ended September 30, 2001, administration fees charged by U.S. Trust Company, net of waivers, were as follows:

     Money Fund...................................................... $2,053,797
     Government Money Fund...........................................    399,615
     Treasury Money Fund.............................................    195,602
     Tax-Exempt Money Fund...........................................    813,701
     New York Tax-Exempt Money Fund..................................    223,111

  From time to time, as they may deem appropriate in their sole discretion, U.S. Trust and the Administrators may undertake to waive a portion or all of the fees payable to them and also may reimburse the Portfolios for a portion of other expenses. U.S. Trust has contractually agreed to waive investment advisory fees and to reimburse other ordinary operating expenses through March 31, 2002 to the extent necessary to keep total operating expenses from exceeding the following annual percentages of each Portfolio's average daily net assets:

     Money Fund -- Shares................................................. 0.50%
     Government Money Fund................................................ 0.50%
     Treasury Money Fund.................................................. 0.55%
     Tax-Exempt Money Fund................................................ 0.50%
     New York Tax-Exempt Money Fund....................................... 0.60%

  With regard to the Institutional Shares of Money Fund, U.S. Trust contractually agreed to waive fees and reimburse expenses through March 31, 2002, to the extent necessary to maintain an annual expense ratio of not more than 0.25%.

  For the six months ended September 30, 2001, U.S. Trust waived investment advisory fees totaling $2,166,060 and $676,400 for Money Fund and New York Tax-Exempt Money Fund, respectively.

  The Funds have also entered into administrative servicing agreements with various service organizations (which may include affiliates of U.S. Trust) requiring them to provide administrative support services to their customers owning shares of the Portfolios. As a consideration for the administrative services provided by each service organization to its customers, each Portfolio will pay the service organization an administrative service fee at the annual rate of up to 0.40% of the average daily net asset value of its shares held by the service organization's customers. Such services may include assisting in processing purchase, exchange and redemption requests, transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares, and providing periodic statements.

  Administrative servicing fees paid to affiliates of U.S. Trust amounted to $2,901,441 for the six months ended September 30, 2001. U.S. Trust has voluntarily agreed to waive investment advisory and administration fees payable by each Portfolio in an amount equal to the administrative servicing fees expense paid to subsidiaries of U.S. Trust Corporation. For the six months ended September 30, 2001, U.S. Trust waived investment advisory and administration fees in amounts equal to the administrative servicing fees for the Portfolios as follows:

     Money Fund...................................................... $ 931,588
     Government Money Fund...........................................   269,370
     Treasury Money Fund.............................................   157,017
     Tax-Exempt Money Fund........................................... 1,529,433
     New York Tax-Exempt Money Fund..................................    14,033

  Edgewood Services, Inc. ("the Distributor"), a wholly-owned subsidiary of Federated Investors, Inc., serves as the distributor of the Funds. Shares of each Portfolio are sold without a sales charge on a continuous basis by the Distributor.

  Effective September 5, 2001, each Independent Director of the Funds receives an annual fee of $15,000, plus a meeting fee of $2,500 for each meeting attended, and is reimbursed for expenses incurred for attending meetings. The Chairman receives an additional annual fee of $7,500. Each member of the Nominating Committee receives an annual fee of $2,000 for services in connection with this committee, plus a meeting fee of $1,000 for each meeting attended. Prior to September 5, 2001, each Independent Director of the Funds received an annual fee of $9,000, plus a meeting fee of $1,500 for each meeting attended, and was reimbursed for expenses incurred for attending meetings. The Chairman received an additional annual fee of $5,000. Each member of the Nominating Committee received an annual fee of $2,000 for services in connection with this committee.

3. Capital Transactions:

  Excelsior Fund has authorized capital of 35 billion shares of Common Stock,
31.375 billion of which is currently classified to represent interests in one of nineteen separate investment portfolios. Excelsior Tax-Exempt Fund has authorized capital of 24 billion shares of Common Stock, 15 billion of which is currently classified to represent interests in one of seven separate investment portfolios. Authorized capital currently classified for each Portfolio is as follows: 3 billion shares each of Money Fund and Government Money Fund, 2 billion shares each of Treasury Money Fund and New York Tax-Exempt Money Fund and 4 billion shares for Tax-Exempt Money Fund.

  Each share has a par value of $.001 and represents an equal proportionate interest in the particular Portfolio with other shares of the same Portfolio, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Portfolio as are declared at the discretion of each Fund's Board of Directors. Since the Portfolios have sold, reinvested and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions.

                                                          Money Fund
                                                 ------------------------------
                                                   Six Months      Year Ended
                                                 Ended 09/30/01     03/31/01
                                                 --------------  --------------
Sold:
  Shares........................................ $3,007,533,286  $8,187,229,059
  Institutional Shares..........................    630,460,508   1,853,270,144
Issued as reinvestment of dividiends:
  Shares........................................      3,787,552      10,781,681
  Institutional Shares..........................        953,658       4,063,623
Redeemed
  Shares........................................ (3,117,878,972) (7,774,154,464)
  Institutional Shares..........................   (634,835,757) (1,847,673,568)
                                                 --------------  --------------
Net Increase (Decrease)......................... $ (109,979,725) $  433,516,475
                                                 ==============  ==============
                                                     Government Money Fund
                                                 ------------------------------
                                                   Six Months      Year Ended
                                                 Ended 09/30/01     03/31/01
                                                 --------------  --------------
Sold............................................ $2,532,857,139  $8,183,038,346
Issued as reinvestment of dividends.............      1,597,144       5,659,263
Redeemed........................................ (2,986,882,263) (7,488,830,724)
                                                 --------------  --------------
Net Increase (Decrease)......................... $ (452,427,980) $  699,866,885
                                                 ==============  ==============
                                                      Treasury Money Fund
                                                 ------------------------------
                                                   Six Months      Year Ended
                                                 Ended 09/30/01     03/31/01
                                                 --------------  --------------
Sold............................................ $1,553,363,802  $3,194,878,520
Issued as reinvestment of dividends.............      3,748,343       7,449,638
Redeemed........................................ (1,478,692,821) (3,111,818,829)
                                                 --------------  --------------
Net Increase.................................... $   78,419,324  $   90,509,329
                                                 ==============  ==============
                                                     Tax-Exempt Money Fund
                                                 ------------------------------
                                                   Six Months      Year Ended
                                                 Ended 09/30/01     03/31/01
                                                 --------------  --------------
Sold............................................ $3,883,739,426  $9,484,910,892
Issued as reinvestment of dividends.............      1,167,456       2,950,084
Redeemed........................................ (4,028,585,863) (8,921,624,582)
                                                 --------------  --------------
Net Increase (Decrease)......................... $ (143,678,981) $  566,236,394
                                                 ==============  ==============

                                                New York Tax Exempt Money Fund
                                               --------------------------------
                                               Six Months Ended   Year Ended
                                                   09/30/01        03/31/01
                                               ---------------- ---------------
Sold..........................................  $ 949,999,577   $ 2,042,368,168
Issued as reinvestment of dividends...........      1,357,698         2,398,936
Redeemed......................................   (991,835,638)   (1,783,720,999)
                                                -------------   ---------------
Net Increase (Decrease).......................  $ (40,478,363)  $   261,046,105
                                                =============   ===============

4. Line of Credit:
  The Funds and other affiliated funds participate in a $50 million unsecured line of credit provided by The Chase Manhattan Bank under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each Fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.50% per year. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating Funds at the end of each quarter. For the six months ended September 30, 2001, the Funds had no borrowings under the agreement.